Quarterly Holdings Report
for

Fidelity Managed Retirement 2030 Fund℠

October 31, 2019

R97-QTLY-1219
1.9895838.100

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,202	$22,836
Fidelity Series Blue Chip Growth Fund (a)	2,892	40,146
Fidelity Series Commodity Strategy Fund (a)	14,240	66,644
Fidelity Series Growth Company Fund (a)	4,538	80,875
Fidelity Series Intrinsic Opportunities Fund (a)	6,043	97,287
Fidelity Series Large Cap Stock Fund (a)	5,757	86,534
Fidelity Series Large Cap Value Index Fund (a)	1,841	24,399
Fidelity Series Opportunistic Insights Fund (a)	2,408	44,553
Fidelity Series Small Cap Discovery Fund (a)	979	11,277
Fidelity Series Small Cap Opportunities Fund (a)	2,659	35,182
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,257	66,244
Fidelity Series Value Discovery Fund (a)	3,562	47,131
TOTAL DOMESTIC EQUITY FUNDS
(Cost $606,399)		623,108

International Equity Funds - 24.1%
Fidelity Series Canada Fund (a)	1,287	14,017
Fidelity Series Emerging Markets Fund (a)	1,643	15,571
Fidelity Series Emerging Markets Opportunities Fund (a)	7,179	139,195
Fidelity Series International Growth Fund (a)	6,708	114,500
Fidelity Series International Small Cap Fund (a)	1,588	26,532
Fidelity Series International Value Fund (a)	11,653	114,434
Fidelity Series Overseas Fund (a)	3,600	36,720
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $438,754)		460,969

Bond Funds - 39.1%
Fidelity Series Corporate Bond Fund (a)	10,242	110,103
Fidelity Series Emerging Markets Debt Fund (a)	1,396	13,164
Fidelity Series Floating Rate High Income Fund (a)	305	2,806
Fidelity Series Government Bond Index Fund (a)	14,251	151,059
Fidelity Series High Income Fund (a)	1,490	14,100
Fidelity Series Inflation-Protected Bond Index Fund (a)	12,658	127,715
Fidelity Series International Credit Fund (a)	90	940
Fidelity Series Investment Grade Bond Fund (a)	13,624	158,309
Fidelity Series Investment Grade Securitized Fund (a)	10,469	108,563
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,049	49,881
Fidelity Series Real Estate Income Fund (a)	786	8,903
TOTAL BOND FUNDS
(Cost $747,663)		745,543

Short-Term Funds - 4.2%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	16,014	16,014
Fidelity Series Short-Term Credit Fund (a)	1,589	16,038
Fidelity Series Treasury Bill Index Fund (a)	4,799	48,036
TOTAL SHORT-TERM FUNDS
(Cost $80,049)		80,088
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,872,865)		1,909,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(366)
NET ASSETS - 100%		$1,909,342

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$24,006	$2,058	$--	$3	$885	$22,836
Fidelity Series Blue Chip Growth Fund	--	44,329	2,991	2,258	(143)	(1,049)	40,146
Fidelity Series Canada Fund	--	14,211	369	--	(8)	183	14,017
Fidelity Series Commodity Strategy Fund	--	67,587	1,991	317	(16)	1,064	66,644
Fidelity Series Corporate Bond Fund	--	112,970	2,865	621	(42)	40	110,103
Fidelity Series Emerging Markets Debt Fund	--	13,601	405	100	(2)	(30)	13,164
Fidelity Series Emerging Markets Fund	--	15,358	405	--	3	615	15,571
Fidelity Series Emerging Markets Opportunities Fund	--	135,871	3,649	--	18	6,955	139,195
Fidelity Series Floating Rate High Income Fund	--	2,897	76	21	(1)	(14)	2,806
Fidelity Series Government Bond Index Fund	--	156,005	3,949	681	(73)	(924)	151,059
Fidelity Series Government Money Market Fund 1.89%	--	26,562	10,548	47	--	--	16,014
Fidelity Series Growth Company Fund	--	84,868	6,592	--	27	2,572	80,875
Fidelity Series High Income Fund	--	14,580	524	121	(1)	45	14,100
Fidelity Series Inflation-Protected Bond Index Fund	--	132,138	4,181	51	(20)	(222)	127,715
Fidelity Series International Credit Fund	--	963	25	4	--	2	940
Fidelity Series International Growth Fund	--	111,594	2,966	--	14	5,858	114,500
Fidelity Series International Small Cap Fund	--	25,982	784	--	--	1,334	26,532
Fidelity Series International Value Fund	--	111,460	2,966	--	12	5,928	114,434
Fidelity Series Intrinsic Opportunities Fund	--	105,183	9,953	2,304	(41)	2,098	97,287
Fidelity Series Investment Grade Bond Fund	--	162,385	4,131	574	(39)	94	158,309
Fidelity Series Investment Grade Securitized Fund	--	111,671	2,835	754	(29)	(244)	108,563
Fidelity Series Large Cap Stock Fund	--	90,161	8,128	--	13	4,488	86,534
Fidelity Series Large Cap Value Index Fund	--	25,695	2,252	--	(1)	957	24,399
Fidelity Series Long-Term Treasury Bond Index Fund	--	75,159	23,609	197	(765)	(904)	49,881
Fidelity Series Opportunistic Insights Fund	--	46,532	2,973	--	4	990	44,553
Fidelity Series Overseas Fund	--	36,329	956	--	3	1,344	36,720
Fidelity Series Real Estate Income Fund	--	9,210	342	108	--	35	8,903
Fidelity Series Short-Term Credit Fund	--	26,400	10,367	62	(2)	7	16,038
Fidelity Series Small Cap Discovery Fund	--	11,950	1,155	--	--	482	11,277
Fidelity Series Small Cap Opportunities Fund	--	38,553	3,256	1,254	(66)	(49)	35,182
Fidelity Series Stock Selector Large Cap Value Fund	--	69,942	6,272	--	(3)	2,577	66,244
Fidelity Series Treasury Bill Index Fund	--	79,543	31,539	119	--	32	48,036
Fidelity Series Value Discovery Fund	--	49,706	4,268	--	(1)	1,694	47,131
	$--	$2,033,401	$159,380	$9,593	$(1,156)	$36,843	$1,909,708

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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